Business Combinations (Tables)	12 Months Ended
Mar. 31, 2019
OvakoAB [member]
Statement [LineItems]
Details of Consideration Transferred
(b)	Consideration transferred

(Millions of Yen)
Cash	51,767

Total consideration transferred	51,767

Summary of Fair Value the Identifiable Assets Acquired and Liabilities Assumed
(c)	Fair value of the assets acquired and liabilities assumed and goodwill

(Millions of Yen)
Current assets	63,555
Non-current assets	53,302

Total assets	116,858

Current liabilities	70,691
Non-current liabilities	17,032

Total liabilities	87,724

Total identifiable net assets acquired	29,133

Total equity attributable to owners of the parent	29,133
Total consideration transferred	51,767

Goodwill	22,634

Summary of Net Cash used in the transaction
(d)	Net cash used in the transaction

(Millions of Yen)
Cash consideration transferred	51,767
Cash and cash equivalents held by the acquiree at the acquisition date	(5,961)

Net cash used in the transaction	45,805

Sanyo Special Steel Co Ltd [member]
Statement [LineItems]
Summary of Revenue and Profit or Loss in Business Combination
(f)	Revenue and profit or loss of the Group if the business combination had been completed at the beginning of the year

(Unaudited)	(Millions of Yen)
Revenue	6,363,765
Profit before income taxes	259,145

Details of Consideration Transferred
(b)	Consideration transferred

(Millions of Yen)
Cash	67,235
Fair value of equity interests held before the acquisition date	13,737

Total consideration transferred	80,972

Summary of Fair Value the Identifiable Assets Acquired and Liabilities Assumed
(c)	Fair value of the assets acquired and liabilities assumed, non-controlling interests and bargain purchase gain

The Company has not completed the fair value measurement of acquired assets and assumed liabilities, and accordingly the computation of non-controlling interests, bargain purchase gain and the purchase price allocations are on a provisional basis based on the most current information available.

(Millions of Yen)
Current assets	210,344
Non-current assets	75,075

Total assets	285,419

Current liabilities	61,789
Non-current liabilities	38,804

Total liabilities	100,593

Total identifiable net assets acquired	184,826
Non-controlling interests	90,274

Total equity attributable to owners of the parent	94,551
Total consideration transferred	80,972

Bargain purchase gain	13,578

Summary of Net Cash used in the transaction
(d)	Net cash used in the transaction

(Millions of Yen)
Cash consideration transferred	67,235
Cash and cash equivalents held by the Sanyo at the acquisition date	(79,196)

Net cash provided in the transaction	(11,961)

Nisshin Steel Co Ltd [member]
Statement [LineItems]
Summary of Revenue and Profit or Loss in Business Combination
(f)	Revenue and profit or loss of the Group if the business combination had been completed at the beginning of the year

(Unaudited)	(Millions of Yen)
Revenue	5,222,392

Profit before income taxes	199,831

Details of Consideration Transferred
(b)	Consideration transferred

(Millions of Yen)
Cash	75,972
Fair value of equity interests held before the date of acquisition	14,781

Total consideration transferred	90,753

Summary of Fair Value the Identifiable Assets Acquired and Liabilities Assumed
(c)	Fair value of the assets acquired and liabilities assumed, non-controlling interests and goodwill

(Millions of Yen)
Current asset	246,040
Non-current assets	423,937

Total assets	669,978

Current liabilities	224,318
Non-current liabilities	259,936

Total liabilities	484,255

Total identifiable net assets acquired	185,722
Non-controlling interests	98,105

Total equity attributable to owners of the parent	87,616
Total consideration transferred	90,753

Goodwill	3,136

Summary of Net Cash used in the transaction
(d)	Net cash used in the transaction

(Millions of Yen)
Cash consideration transferred	75,972
Cash and cash equivalents held by the Nisshin Steel at the acquisition date	(23,079)

Net cash used in the transaction	52,892